PROSPECTUS SUPPLEMENT

July 1, 2013

for

Executive Benefits VUL  •  Flexible Solutions® VUL Gold  •  Flexible Solutions® VUL  •  Park Avenue Life – Millennium Series®  •  Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series®  •   Park Avenue Variable Universal Life (VUL) – Millennium Series®  •  Park Avenue Variable Universal Life (VUL) – 97 Form  •  Park Avenue Life (PAL) 95  •  Park Avenue Life (PAL) 97  •  SelectGuard Annual Premium Variable Life

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with:

(i)	the Prospectus dated April 29, 2013 for Executive Benefits VUL issued through The Guardian Separate Account N;

(ii)	the Prospectus dated April 29, 2013 for Flexible Solutions® VUL Gold issued through The Guardian Separate Account N;

(iii)	the Prospectus dated May 1, 2008, as supplemented, for Flexible Solutions® VUL issued through The Guardian Separate Account N;

(iv)	the Prospectus dated May 1, 2006, as supplemented, for Park Avenue Life – Millennium Series® issued through The Guardian Separate Account K;

(v)	the Prospectus dated May 1, 2008, as supplemented, for Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series® issued through The Guardian Separate Account N;

(vi)	the Prospectus dated May 1, 2006, as supplemented, for Park Avenue Variable Universal Life (VUL) – Millennium Series® issued through The Guardian Separate Account N;

(vii)	the Prospectus dated May 1, 2001, as supplemented, for Park Avenue Variable Universal Life (VUL) – 97 Form issued through The Guardian Separate Account M;

(viii)	the Prospectus dated April 30, 2012 for the Park Avenue Life (PAL) 95 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K;

(ix)	the Prospectus dated April 30, 2012 for the Park Avenue Life (PAL) 97 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K; and

(x)	the Prospectus dated May 1, 1998, as supplemented, for the SelectGuard Annual Premium Variable Life Insurance Policy dated May 1, 1998 issued through the Guardian Separate Account C.

Effective July 1, 2013, the name of the RS International Growth VIP Series is changed to “RS International VIP Series.”

Please refer to your policy and fund prospectuses for important information including fees and expenses. Please read the prospectus carefully before investing or sending money. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY

THE MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND

SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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